Introduction and overview of Group's risk management - Financial instruments by category - Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 1,503,524	$ 1,053,778
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,338,413	871,079
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	165,100	182,691
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11	8
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	222,789	200,652
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	222,789	200,652
Other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	199,136	85,011
Other receivables | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	199,136	85,011
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	916,488	585,416
Cash and cash equivalents | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	916,488	585,416
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11	8
Financial assets at fair value through other comprehensive income, category [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11	8
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	165,100	182,691
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 165,100	$ 182,691